Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Uncertain tax positions
Interest and/or penalties related to income tax
Accrued income tax penalties and/or interest
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	12,485,898	12,503,685	12,507,825	12,398,179
Collateral Shares [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	23,404,255		23,404,255
Depositor [Member]
Federal insurance coverage cost			$ 250,000